Equity - contributed equity (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of equity - contributed equity

	2024	2023	2022	2024	2023	2022
	Shares	Shares	Shares	A$‘000	A$‘000	A$‘000

Ordinary shares - fully paid	332,850,784	228,029,114	138,755,376	101,638	97,452	84,480

Summary of movements in ordinary share capital
Movements in ordinary share capital

Details	Date	Shares	Issue price	A$

Balance	1 July 2021	132,012,209		80,290,062
Issued on conversion of options	15 December 2021	25,000	$0.668	16,700
Conversion of Triaxial Convertible Note	5 May 2022	1,855,357	$0.25	464,000
ATM issue of shares No. 1	24 May 2022	10,000	$0.826	8,256
ATM issue of shares No. 2	2 June 2022	10,000	$0.802	8,025
ATM issue of shares No. 3	6 June 2022	88,710	$0.837	74,258
ATM issue of shares No. 4	9 June 2022	603,500	$0.84	507,035
ATM issue of shares No. 5	14 June 2022	75,940	$0.824	62,583
ATM issue of shares No. 6	15 June 2022	2,000	$0.83	1,661
ATM issue of shares No. 7	20 June 2022	4,072,660	$0.869	3,540,403
Less: share issue transaction costs		—	$—	(492,735)

Balance	30 June 2022	138,755,376		84,480,249

Balance	1 July 2022	138,755,376		84,480,249
ATM issue of shares No. 8	7 July 2022	573,370	$0.7102	407,201
ATM issue of shares No. 9	8 August 2022	8,561,490	$0.3316	2,839,346
ATM issue of shares No. 10	9 August 2022	10,000	$0.2723	2,723
ATM issue of shares No. 11	10 August 2022	158,020	$0.2465	38,949
ATM issue of shares No. 12	11 August 2022	330,960	$0.2413	79,868
ATM issue of shares No. 13	12 August 2022	1,247,440	$0.2469	308,050
ATM issue of shares No. 14	12 September 2022	651,030	$0.2211	143,964
ATM issue of shares No. 15	13 September 2022	28,350	$0.2187	6,200
Shares issued to Scientific Advisory Board	14 September 2022	60,000	$0.21	12,600
ATM issue of shares No. 16	7 October 2022	736,760	$0.1789	131,797
ATM issue of shares No. 17	28 October 2022	12,296,180	$0.1865	2,293,288
ATM issue of shares No. 18	11 January 2023	20,000	$0.138	2,761
Professional and sophisticated investors placement - 1st tranche	16 January 2023	25,387,018	$0.11	2,792,572
Professional and sophisticated investors placement - 2nd tranche	28 February 2023	15,522,075	$0.11	1,707,428
Share Placement Plan	3 March 2023	23,691,045	$0.11	2,606,000
Less: share issue transaction costs				(400,750)

Balance	30 June 2023	228,029,114		97,452,246

Balance	01 July 2023	228,029,114		97,452,246
ATM issue of shares No. 19	06 July 2023	8,148,140	$0.19	1,512,523
ATM issue of shares No. 20	07 July 2023	157,120	$0.16	25,877
ATM issue of shares No. 21	03 August 2023	15,000	$0.17	2,519

ATM issue of shares No. 22	29 November 2023	1,066,070	$0.10	107,268
Registered Direct Offering	05 December 2023	26,200,000	$—	—
ATM issue of shares No. 23	13 February 2024	25,910	$0.0466	1,207
ATM issue of shares No. 24	14 February 2024	319,650	$0.0464	14,834
ATM issue of shares No. 25	15 February 2024	2,195,980	$0.0468	102,825
ATM issue of shares No. 26	16 February 2024	205,260	$0.0614	12,597
Armistice warrants	21 February 2024	18,244,450	$0.0450	892,655
ATM issue of shares No. 27	21 February 2024	8,626,580	$0.0595	513,584
ATM issue of shares No. 28	22 February 2024	316,540	$0.0461	14,584
ATM issue of shares No. 29	2 3 February 2024	304,860	$0.0464	14,147
ATM issue of shares No. 30	26 February 2024	250,000	$0.0460	11,502
ATM issue of shares No. 31	01 May 2024	2,112,560	$0.0478	100,961
ATM issue of shares No. 32	02 May 2024	375,410	$0.0457	17,147
ATM issue of shares No. 33	03 May 2024	288,900	$0.0469	13,544
ATM issue of shares No. 34	07 May 2024	790,100	$0.0456	36,024
ATM issue of shares No. 35	10 May 2024	20,000	$0.0455	910
ATM issue of shares No. 36	16 May 2024	242,170	$0.0450	10,891
Repayment of promissory note	19 June 2024	5,916,970	$0.0643	380,223
Equity line of credit	24 June 2024	29,000,000	$0.0268	776,264
Less: share issue transaction costs				(376,573)

Balance	30 June 2024	332,850,784		101,637,758